Long-Term Debt - Long-term debt (Details) - USD ($) $ in Thousands	Sep. 01, 2022	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt excluding finance lease obligations, net		$ 4,607,767	$ 5,445,524
Finance lease obligations, non-current		92	101
Long-term debt		4,941,092	5,448,828
Long-term debt, net		4,578,488	5,397,122
Term Loan G
Debt Instrument [Line Items]
Long-term debt excluding finance lease obligations, net		2,341,000	2,710,000
(Discount) Premium		(3,831)	(6,195)
Debt issuance costs		(9,666)	(18,332)
7.125% Notes
Debt Instrument [Line Items]
Long-term debt excluding finance lease obligations, net			1,560,000
(Discount) Premium			10,327
Debt issuance costs			(21,539)
5.750% Notes
Debt Instrument [Line Items]
Long-term debt excluding finance lease obligations, net		1,300,000
Senior PIK Note
Debt Instrument [Line Items]
Long-term debt excluding finance lease obligations, net	$ 300,000		1,178,727
(Discount) Premium			(7,436)
Debt issuance costs		(19,613)	$ (8,531)
Senior Convertible PIK Notes, net of discount
Debt Instrument [Line Items]
Long-term debt excluding finance lease obligations, net		1,300,000
(Discount) Premium		$ (329,494)